Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Nov. 30, 2025	Nov. 30, 2024
Current assets
Cash and cash equivalents	$ 24,937	$ 11,880
Restricted cash	60	122
Income taxes receivable	158	0
Prepaid expenses and deposits	555	893
Short-term investments	1,383	18
Other assets	491	403
Current assets	27,584	13,316
Non-current assets
Reclamation deposits	494	494
Exploration and evaluation assets	57,998	56,547
Land, property and equipment	2,953	3,300
Investment in associate	0	7,230
Investment in joint venture	629	1,168
Long-term investments	148,303	38,906
Assets	237,961	120,961
Current liabilities
Accounts payable and accrued liabilities	2,171	1,602
Due to joint venture	29	26
Due to related parties	268	274
Current lease liabilities	100	88
Income taxes payable	89	1,992
Withholding taxes payable	253	253
Current liabilities	2,910	4,235
Non-current liabilities
Non-current lease liabilities	199	299
Rehabilitation provisions	1,327	1,020
Deferred tax liability	3,926	246
Liabilities	8,362	5,800
Equity
Issued capital	214,387	190,785
Reserves	14,786	14,050
Share issuance obligation	498	91
Accumulated deficit	(7,703)	(4,436)
Accumulated other comprehensive income (loss)	4,825	(86,731)
Total equity attributable to shareholders of the Company	226,793	113,759
Non-controlling interests	2,806	1,402
Equity	229,599	115,161
Equity and liabilities	$ 237,961	$ 120,961